Employees' Stock Incentive Plans Schedule of RSU Activity and Related Information (Details) - RSUs - $ / shares	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Roll-forward of RSU Activity (in shares)
Beginning balance	2,338,958
Granted	8,091,999
Forfeited	(959,485)
Vested	(75,563)
Ending balance	9,395,909	2,338,958
Weighted Average Grant Date Fair Value [Abstract]
Outstanding at period start, weighted average grant date fair value (in dollars per share)	$ 68.49
Granted, weighted average grant date fair value (in dollars per share)	25.77	$ 58.59	$ 91.25
Forfeited, weighted average grant date fair value (in dollars per share)	50.16
Vested, weighted average grant date fair value (in dollars per share)	76.38
Outstanding at period end, weighted average grant date fair value (in dollars per share)	$ 33.51	$ 68.49